OPTIONS AND WARRANTS (Tables)	12 Months Ended
Mar. 31, 2019
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted-
		Weighted-	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Shares	Price	Term (years)
Outstanding at March 31, 2017	4,145,800	$0.92	7.7
Granted	1,790,000	1.29	9.1
Exercised	(181,000)	0.52	9.7
Expired/Forfeited	(3,320,800)	0.55	6.9
Outstanding at March 31, 2018	2,434,000	1.09	8.0
Granted	-	-	-
Exercised	(161,100)	1.03	4.5
Expired/Forfeited	-	-	-
Outstanding at March 31, 2019	2,272,900	1.09	4.5
Exercisable at March 31, 2019	1,477,710	0.98	4.5

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
		Weighted-
	Number	Average
	of Warrants	Exercise Price
Outstanding at March 31, 2017	4,192,916	$0.79
Granted	3,900,000	0.50
Exercised	(3,900,000)	0.50
Cancelled or Expired	(162,858)	4.71
Outstanding at March 31, 2018	4,030,059	0.79
Granted	4,252,541	1.40
Exercised	(2,092,052)	0.90
Cancelled or Expired	2,326	27.50
Outstanding at March 31, 2019	6,188,222	1.16
Warrants exercisable at March 31, 2019	6,188,222	1.16

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number of	Weighted-Average
	Warrants	Remaining Contractual
Exercise Price	Outstanding	Life in Years
$9.375	19,066	0.08
7.50	6,667	0.08
5.00	102,000	0.90
2.17(*)	1,686,157	1.5
0.90	474,332	1.2
0.60	3,900,000	1.4

*Note – The warrant exercise price is C$ 2.90 = U.S. $2.17 (rate 1.3352) at 03/31/19